Regulatory matters	12 Months Ended
Dec. 31, 2017
Regulated Operations [Abstract]
Regulatory matters
Regulatory matters
The Company’s regulated utility operating companies are subject to regulation by the public utility commissions of the states in which they operate. The respective public utility commissions have jurisdiction with respect to rate, service, accounting policies, issuance of securities, acquisitions and other matters. These utilities operate under cost-of-service regulation as administered by these state authorities. The Company’s regulated utility operating companies are accounted for under the principles of ASC 980. Under ASC 980, regulatory assets and liabilities that would not be recorded under U.S. GAAP for non-regulated entities are recorded to the extent that they represent probable future revenue or expenses associated with certain charges or credits that will be recovered from or refunded to customers through the rate-setting process.
On January 1, 2017, the Company completed the acquisition of Empire, an operating public utility engaged in the generation, purchase, transmission, distribution and sale of electricity in parts of Missouri, Kansas, Oklahoma and Arkansas. Empire also provides regulated water utility distribution services to three towns in Missouri. The Empire District Gas Company, a wholly owned subsidiary, is engaged in the distribution of natural gas in Missouri. These businesses are subject to regulation by the Missouri Public Service Commission, the State Corporation Commission of the State of Kansas, the Corporation Commission of Oklahoma, the Arkansas Public Service Commission and the Federal Energy Regulatory Commission. In general, the commissions set rates at a level that allows the utilities to collect total revenues or revenue requirements equal to the cost of providing service, plus an appropriate return on invested capital.

7.	Regulatory matters (continued)
At any given time, the Company can have several regulatory proceedings underway. The financial effects of these proceedings are reflected in the consolidated financial statements based on regulatory approval obtained to the extent that there is a financial impact during the applicable reporting period. The following regulatory proceedings were recently completed:

Utility	State	Regulatory Proceeding Type	Annual Revenue Increase	Effective Date
Missouri Gas System	Missouri	General Rate Case ("GRC")	$4,600	Effective July 1, 2018
New England Natural Gas System	Massachusetts	Gas System Enhancement Plan	$3,676	Effective May 1, 2018
EnergyNorth Gas System	New Hampshire	GRC	$10,711	May 1, 2018 with a onetime recoupment of $1,326 for the difference between the final rates and temporary rates granted on July 1, 2017
EnergyNorth Gas System	New Hampshire	GRC	$6,750	Temporary increase effective July 1, 2017
Granite State Electric System	New Hampshire	GRC	$6,105	July 1, 2016
Calpeco Electric System	California	Post-Test Year Adjustment Mechanism	$2,175	January 1, 2018
New England Gas System	Massachusetts	GRC	$8,300	$7,800 effective March 1, 2016 $500 effective March 1, 2017
New England Gas System	Massachusetts	Gas System Enhancement Plan	$2,928	May 1, 2017
Midstates Gas System	Illinois	GRC	$2,200	June 7, 2017
Peach State Gas System	Georgia	Georgia Rate Adjustment Mechanism	$2,725	March 1, 2016
Bella Vista Water System Rio Rico Water/Sewer System	Arizona	GRC	$1,935	November 1, 2016
CalPeco Electric System	California	GRC	$8,318	January 1, 2016
Various			$3,551	2016, 2017 & 2018

7.	Regulatory matters (continued)
Regulatory assets and liabilities consist of the following:

	2017	2016
Regulatory assets
Environmental remediation (a)	$82,711	$77,575
Pension and post-employment benefits (b)	105,712	56,250
Debt premium (c)	57,406	18,748
Fuel and commodity costs adjustment (d)	34,525	5,206
Rate adjustment mechanism (e)	35,491	30,239
Clean Energy and other customer programs (f)	20,582	1,569
Deferred construction costs (g)	14,344	—
Asset retirement (h)	16,080	1,573
Income taxes (i)	36,546	7,583
Rate case costs (j)	9,295	6,384
Other	26,634	12,318
Total regulatory assets	$439,326	$217,445
Less current regulatory assets	(66,567)	(36,077)
Non-current regulatory assets	$372,759	$181,368

Regulatory liabilities
Income taxes (i)	$321,138	$1,118
Cost of removal (k)	184,188	82,170
Rate-base offset (l)	13,214	15,600
Fuel and commodity costs adjustment (d)	23,543	25,331
Deferred compensation received in relation to lost production (m)	9,398	—
Deferred construction costs - fuel related (g)	7,418	—
Pension and post-employment benefits (b)	10,082	4,082
Other	8,984	7,793
Total regulatory liabilities	$577,965	$136,094
Less current regulatory liabilities	(37,687)	(35,577)
Non-current regulatory liabilities	$540,278	$100,517

(a)	Environmental remediation
Actual expenditures incurred for the clean-up of certain former gas manufacturing facilities (note 13(b)) are recovered through rates over a period of 7 years and are subject to an annual cap.

(b)	Pension and post-employment benefits
As part of certain business acquisitions, the regulators authorized a regulatory asset or liability being set up for the amounts of pension and post-employment benefits that have not yet been recognized in net periodic cost and were presented as AOCI prior to the acquisition. An amount of $21,626 relates to an acquisition and was authorized for recognition as an asset by the regulator. Recovery is anticipated to be approved in a final rate order to be received on completion of the next general rate case. The balance is recovered through rates over the future service years of the employees at the time the regulatory asset was set up (an average of 10 years) or consistent with the treatment of OCI under ASC 712 Compensation Non-retirement Post-employment Benefits and ASC 715 Compensation Retirement Benefits before the transfer to regulatory asset occurred. The pension and post-employments benefits liability is related to tracking accounts pertaining primarily to Park Water Company. The amounts recorded in these accounts occur when actual expenses have been less than adopted and refunds are expected to occur in future periods.

7.	Regulatory matters (continued)

(c)	Debt premium
Debt premium on acquired debt is recovered as a component of the weighted average cost of debt.

(d)	Fuel and commodity costs adjustment
The revenue from the utilities includes a component which is designed to recover the cost of electricity and natural gas through rates charged to customers. To the extent actual costs of power or natural gas purchased differ from power or natural gas costs recoverable through current rates, that difference is not recorded on the consolidated statements of operations but rather is deferred and recorded as a regulatory asset or liability on the consolidated balance sheets. These differences are reflected in adjustments to rates and recorded as an adjustment to cost of electricity and natural gas in future periods, subject to regulatory review. Derivatives are often utilized to manage the price risk associated with natural gas purchasing activities in accordance with the expectations of state regulators. The gains and losses associated with these derivatives (note 25(b)(i)) are recoverable through the commodity costs adjustment.

(e)	Rate adjustment mechanism
Revenue for Calpeco Electric System, Park Water System, Peach State Gas System and New England Gas Systems are subject to a revenue decoupling mechanism approved by their respective regulator which require charging approved annual delivery revenue on a systematic basis over the fiscal year. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers. In addition, retroactive rate adjustments for services rendered but to be collected over a period not exceeding 24 months are accrued upon approval of the Final Order.

(f)	Clean Energy and other customer programs
The regulatory asset for Clean Energy and customer programs includes initiatives related to solar rebate applications processed and resulting rebate-related costs. The amount also includes other energy efficiency programs.

(g)	Deferred construction costs
Deferred construction costs reflects deferred construction costs and fuel related costs of specific generating facilities of Empire. These amounts are being recovered over the life of the plants.

(h)	Asset retirement
The costs of retirement of assets are expected to be recovered through rates as well as the on-going liability accretion and asset depreciation expense.

(i)	Income taxes
The income taxes regulatory assets and liabilities represent income taxes recoverable through future revenues required to fund flow-through deferred income tax liabilities and amounts owed to customers for deferred taxes collected at a higher rate than the current statutory rates.
The Tax Cuts and Jobs Act ("the Act") was enacted on December 22, 2017. Among other provisions, the Act reduces the corporate income tax rate from 35% to 21%. A reduction of regulatory asset and an increase to regulatory liability was recorded for excess deferred taxes probable of being refunded to customers of $327,947. Subsequent to year-end on June 1, 2018, the state of Missouri enacted legislation that, effective for tax years beginning on or after January 1, 2020, reduces the corporate income tax rate from 6.25% to 4%, among other legislative changes. A reduction of regulatory asset and an increase to regulatory liability for excess deferred taxes of $17,350 is expected to be probable of being refunded to customers.

(j)	Rate case costs
The costs to file, prosecute and defend rate case applications are referred to as rate case costs. These costs are capitalized and amortized over the period of rate recovery granted by the regulator.

(k)	Cost of removal
The regulatory liability for cost of removal represents amounts that have been collected from ratepayers for costs that are expected to be incurred in the future to retire the utility plant.

7.	Regulatory matters (continued)

(l)	Rate-base offset
The regulators imposed a rate-base offset that will reduce the revenue requirement at future rate proceedings. The rate-base offset declines on a straight-line basis over a period of 10-16 years.

(m)	Deferred compensation received in relation to lost production
The regulatory liability for deferred compensation received from lost production represents Empire's refund from Southwest Power Administration for lost revenues at one of its generating facilities. These costs are being amortized over the period approved by state regulators.
As recovery of regulatory assets is subject to regulatory approval, if there were any changes in regulatory positions that indicate recovery is not probable, the related cost would be charged to earnings in the period of such determination. The Company generally earns carrying charges on the regulatory balances related to commodity cost adjustment, retroactive rate adjustments and rate case costs.